Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	2.25%	2.25%
Investment properties terminal capitalization rates	3.25%	3.25%
Bottom of range [Member] | Real estate 1 [member]
Disclosure of fair value measurement of assets [Line Items]
Investment property discount rates	3.30%	3.80%
Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	9.00%	9.00%
Investment properties terminal capitalization rates	9.50%	9.25%
Top of range [Member] | Real estate 1 [member]
Disclosure of fair value measurement of assets [Line Items]
Investment property discount rates	11.00%	10.50%
Power and infrastructure [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.15%	7.25%
Power and infrastructure [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	15.60%	20.00%
Timberland Investment [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	4.25%	4.50%
Timberland Investment [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.00%	7.00%